Marketable debt securities - Mortgage-backed bonds (Details) - Marketable debt securities - Covered bonds - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Guarantees
Mortgage-backed bonds	€ 24,736	€ 22,023	€ 23,907
Santander Consumer Finance, S.A.
Guarantees
Mortgage-backed bonds	450
Banco Santander S.A.
Guarantees
Mortgage-backed bonds	€ 24,286